Annual Total Returns - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 29, 2025
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Bar Chart Table:
Annual Return 2015	(3.54%)
Annual Return 2016	10.40%
Annual Return 2017	19.90%
Annual Return 2018	(8.72%)
Annual Return 2019	29.28%
Annual Return 2020	12.80%
Annual Return 2021	22.92%
Annual Return 2022	(14.10%)
Annual Return 2023	16.85%
Annual Return 2024	12.18%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017